Interest and Finance Costs, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest And Finance Costs Net
Interest expense	$ 56,673	$ 39,131	$ 50,611
Less: Interest capitalized	(1,219)	(718)	(996)
Interest expense, net	55,454	38,413	49,615
Bunker swap, put and call options cash settlements	(9,912)	(448)	7,568
Bunker put options premium	0	(35)	1,246
Amortization of deferred finance costs	4,052	3,246	3,782
Bank charges	410	164	277
Discount of long-term receivables	350	603	2,435
Amortization of deferred gain on termination of financial instruments	(618)	0	0
Change in fair value of non-hedging financial instruments	517	(10,536)	5,656
Net total	$ 50,253	$ 31,407	$ 70,579